Fair value measurement	12 Months Ended
Dec. 31, 2021
Fair value measurement
Fair value measurement

4.    Fair value measurement

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

December 31, 2020

	Level 1	Level 2	Level 3	Balance at
	Inputs	Inputs	Inputs	Fair Value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
-Wealth management products	—	9,000	—	9,000
Total Assets	—	9,000	—	9,000

December 31, 2021

	Level 1	Level 2	Level 3	Balance at
	Inputs	Inputs	Inputs	Fair Value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
-Wealth management products	—	6,150	—	6,150
Total Assets	—	6,150	—	6,150

The Group values its investments in wealth management products issued by certain banks using quoted subscription or redemption prices published by these banks, and accordingly, the Group classifies the valuation techniques that use these inputs as level 2.

The Group’s short-term investments as of December 31, 2020 and 2021 were acquired close to the year-end dates with maturity from seven days to three months.

There have no transfers between level 1, level 2 and level 3 categories.